060714

FORM D

02037479

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

RECEIVED JUN 10 2002 153 SEC MAIL PROCESSING SECTION WASH. D.C.

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
2002 Warrant Issuance

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
LSB Industries, Inc.

Address of Executive Offices (Number and Street, City, State. Zip Code)	Telephone Number (Including Area Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107	(405) 235-4546
Address of Principal Business Operations (Number and Street, City. State, Zip Code) (if different from Executive Offices)	Telephone Number (including Area Code)

Brief Description of Business
Holding company which engages, through its subsidiaries, in (a) the manufacture and sale of chemical products for the explosives, agricultural and industrial acids markets, and (b) the manufacture and sale of a broad range of hydronic fan coils and water source heat pumps, as well as other products used in commerical and residential air conditioning systems

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership. to be formed

PROCESSED
JUN 25 2002
P THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 1 Year 7 7 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street. N.W.. Washington. D.C. 20549.

Copies Required. Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offermg, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be riled with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must rile a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result In a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Golsen, Jack E.

Business or Residence Address (Number and Street, City. State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Golsen, Barry H.

Business or Residence Address (Number ard Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Shelby, Tony M.

Business or Residence Address (Number and Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Goss, David R.

Business or Residence Address (Number and Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jones, Jim D.

Business or Residence Address (Number and Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Shear, David M.

Business or Residence Address (Number and Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Brown, Robert C.

Business or Residence Address (Number and Street, City. State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Burtch, Charles A.

Business or Residence Address (Number and Street, City. State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Donovan, Grant

Business or Residence Address (Number ard Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ford, Allen

Business or Residence Address (Number and Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ille, Bernard G.

Business or Residence Address (Number and Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Munson, Donald W.

Business or Residence Address (Number and Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Rhodes, Horace G.

Business or Residence Address (Number and Street, City, State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ackerman, Raymond B.

Business or Residence Address (Number and Street, City. State, Zip Code)
16 South Pennsylvania, Oklahoma City, Oklahoma 73107

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Golsen, Sylvia H.

Business or Residence Address (Number and Street, City. State, Zip Code)

16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Golsen, Steven J.

Business or Residence Address (Number ard Street, City, State, Zip Code)

7300 S.W. 44th Street, Oklahoma City, Oklahoma 73179

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Rappaport, Linda F.

Business or Residence Address (Number and Street, City, State, Zip Code)

16 South Pennsylvania, Oklahoma City, Oklahoma 73107

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

McCarthy, Kent C.**

Business or Residence Address (Number and Street, City, State, Zip Code)

8201 Mission Road, Suite 110, Prairie Village, Kansas 66208

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City. State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

** See Attachment "B"

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix. Column 2, if filing under *ULOE.*

2. What is the minimum investment that will be accepted from any individual? See Attachment "A" $*

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State. Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[NH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[NH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[NH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none or zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants) See explanation attached.	$*	$*
Partnership Interests	$	$
Other (Specify)	$	$
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none or zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors See Attachment "A"	4	$*
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4. if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known. rurnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 9,500.00
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify)	☐	$
Total	☒	$ 9,500.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." See Attachment "A" $ *

5. Indicate below the amount of the adjusted proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)	☒ $ *	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
LSB Industries, Inc.	[signature]	June 7, 2002
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Tony M. Shelby	Vice President and Chief Financial Officer	

*See Attachment "A".

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

Attachment "A" to
LSB Industries, Inc.
Form D
(2002 Warrant Issuance)

On May 24, 2002, the Company issued to warrants to purchase an aggregate 595,585 shares of common stock of LSB to the Lenders (described below), subject to certain anti-dilution adjustments. The exercise price of the warrants is $0.10 per share, and the warrants contain a provision for cashless exercise. The warrants have a 10-year exercise period beginning on May 24, 2002. The warrants provide for certain demand registration rights and piggyback registration rights.

The warrants were issued in connection with the following described transaction:

On May 24, 2002, ClimaChem repurchased $52.3 million aggregate principal amount of its Senior Notes. The purchase price per $1,000 of aggregate principal amount of Senior Notes was $574, resulting in an aggregate purchase price of approximately $30.0 million. As a result of the repurchase, the balance of the aggregate principal amount of the Senior Notes outstanding and not owned by affiliates of the Company is approximately $18.3 million.

In order to fund the repurchase of the Senior Notes, ClimaChem entered into a financing arrangement (the "Agreement") with certain lenders that are accredited investors (the "Lenders"). Pursuant to the terms of the financing arrangement, the Lenders loaned approximately $35.0 million to ClimaChem.

Attachment "B" to
LSB Industries, Inc.
Form D
(2002 Warrant Issuance)

A. BASIC IDENTIFICATION DATA.

Kent C. McCarthy, manager of Jayhawk Capital Management, L.L.C. ("Jayhawk"), a Delaware limited liability company and investment advisor, is deemed to beneficially own 2,207,275 shares of the Company's Common Stock (which includes 1,406,275 shares of Common Stock receivable upon conversion of 324,850 shares of Series 2 Preferred). This number of shares includes the shares Mr. McCarthy personally owns, as well as the shares he controls as manager of Jayhawk. As manager of Jayhawk, Mr. McCarthy has sole voting and dispositive power over the Common Stock beneficially owned by Jayhawk. Jayhawk is deemed to have beneficial ownership of 1,881,600 shares of the Company's Common Stock (which includes 1,081,600 shares of Common Stock receivable upon conversion of 249,850 shares of Series 2 Preferred), all of which shares are held in portfolios of Jayhawk Institutional Partners, L.P. ("Jayhawk Institutional"), a Delaware limited partnership (800,000 shares of Common Stock), and Jayhawk Investments, L.P. ("Jayhawk Investments"), a Delaware limited partnership (1,081,600 shares of Common Stock receivable upon conversion of 249,850 shares of Series 2 Preferred). Jayhawk is the general partner of Jayhawk Institutional and Jayhawk Investments and, as such, has sole voting and dispositive power over these shares. Mr. McCarthy disclaims beneficial ownership of all such shares other than his personal holdings.